Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2023	2024	2025
Crew costs	35,576	35,590	34,014
Technical maintenance expenses	17,591	19,504	15,126
Other operating expenses	14,586	14,637	13,414
Total	67,753	69,731	62,554